Reclamation deposit (Details Narrative) - CAD ($)	Dec. 31, 2021	Jun. 30, 2021	Sep. 06, 2019
Reclamation Deposit
[custom:ReclamationDepositNoncurrent-0]	$ 79,439	$ 77,660	$ 79,439